Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Impaired Loans and Related Allowances (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Loans, related allowance	$ 1,074	$ 3,778
Loans recorded investment	12,956	21,276
Loans unpaid principal balance	16,436	32,433
Loans related allowance	1,074	3,778
Loans average recorded investment	15,518	30,765
Loans interest income recognized	347	494
1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Loans with no related allowance recorded, recorded investment	755	88
Loans with no related allowance recorded, unpaid principal balance	755	88
Loans with no related allowance recorded, related allowance	0	0
Loans with no related allowance recorded, average recorded investment	432	1,304
Loans with no related allowance recorded, interest income recognized	32	2
Loans with an allowance recorded, recorded investment	1,112	1,800
Loans with an allowance recorded, unpaid principal balance	1,112	1,844
Loans, related allowance	270	404
Loans with an allowance recorded, average recorded investment	1,543	2,417
Loans with an allowance recorded, interest income recognized	14	36
Loans recorded investment	1,867	1,888
Loans unpaid principal balance	1,867	1,932
Loans related allowance	270	404
Loans average recorded investment	1,975	3,721
Loans interest income recognized	46	38
Residential Developments [Member]
Financing Receivable, Impaired [Line Items]
Loans with no related allowance recorded, recorded investment	7,416	8,257
Loans with no related allowance recorded, unpaid principal balance	10,040	13,636
Loans with no related allowance recorded, related allowance	0	0
Loans with no related allowance recorded, average recorded investment	7,633	9,122
Loans with no related allowance recorded, interest income recognized	219	81
Loans with an allowance recorded, recorded investment	1,522	7,994
Loans with an allowance recorded, unpaid principal balance	1,522	12,725
Loans, related allowance	240	2,260
Loans with an allowance recorded, average recorded investment	3,121	12,414
Loans with an allowance recorded, interest income recognized	0	54
Loans recorded investment	8,938	16,251
Loans unpaid principal balance	11,562	26,361
Loans related allowance	240	2,260
Loans average recorded investment	10,754	21,536
Loans interest income recognized	219	135
Commercial Real Estate Other [Member]
Financing Receivable, Impaired [Line Items]
Loans with no related allowance recorded, recorded investment	48	52
Loans with no related allowance recorded, unpaid principal balance	216	52
Loans with no related allowance recorded, related allowance	0	0
Loans with no related allowance recorded, average recorded investment	50	350
Loans with no related allowance recorded, interest income recognized	6	55
Loans with an allowance recorded, recorded investment	742	888
Loans with an allowance recorded, unpaid principal balance	743	888
Loans, related allowance	130	143
Loans with an allowance recorded, average recorded investment	847	1,977
Loans with an allowance recorded, interest income recognized	32	202
Loans recorded investment	790	940
Loans unpaid principal balance	959	940
Loans related allowance	130	143
Loans average recorded investment	897	2,327
Loans interest income recognized	38	257
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Loans with no related allowance recorded, recorded investment	463	487
Loans with no related allowance recorded, unpaid principal balance	464	491
Loans with no related allowance recorded, related allowance	0	0
Loans with no related allowance recorded, average recorded investment	467	350
Loans with no related allowance recorded, interest income recognized	15	12
Loans with an allowance recorded, recorded investment	343	429
Loans with an allowance recorded, unpaid principal balance	360	429
Loans, related allowance	307	382
Loans with an allowance recorded, average recorded investment	451	1,057
Loans with an allowance recorded, interest income recognized	9	14
Loans recorded investment	806	916
Loans unpaid principal balance	824	920
Loans related allowance	307	382
Loans average recorded investment	918	1,407
Loans interest income recognized	24	26
Construction Industry [Member]
Financing Receivable, Impaired [Line Items]
Loans with no related allowance recorded, recorded investment	80	93
Loans with no related allowance recorded, unpaid principal balance	198	296
Loans with no related allowance recorded, related allowance	0	0
Loans with no related allowance recorded, average recorded investment	87	91
Loans with no related allowance recorded, interest income recognized	0	2
Loans with an allowance recorded, recorded investment	0	0
Loans with an allowance recorded, unpaid principal balance	0	0
Loans, related allowance	0	0
Loans with an allowance recorded, average recorded investment	0	29
Loans with an allowance recorded, interest income recognized	0	0
Loans recorded investment	80	93
Loans unpaid principal balance	198	296
Loans related allowance	0	0
Loans average recorded investment	87	120
Loans interest income recognized	0	2
Commercial Business Other [Member]
Financing Receivable, Impaired [Line Items]
Loans with no related allowance recorded, recorded investment	0	0
Loans with no related allowance recorded, unpaid principal balance	0	0
Loans with no related allowance recorded, related allowance	0	0
Loans with no related allowance recorded, average recorded investment	0	7
Loans with no related allowance recorded, interest income recognized	0	0
Loans with an allowance recorded, recorded investment	475	1,188
Loans with an allowance recorded, unpaid principal balance	1,026	1,984
Loans, related allowance	127	589
Loans with an allowance recorded, average recorded investment	887	1,647
Loans with an allowance recorded, interest income recognized	20	36
Loans recorded investment	475	1,188
Loans unpaid principal balance	1,026	1,984
Loans related allowance	127	589
Loans average recorded investment	887	1,654
Loans interest income recognized	$ 20	$ 36